Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents maintained generated from continuing operations at financial institutions consist of the following:

	December 31,
	2024	2025
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	—	7
US dollar denominated bank deposits with financial institutions in the PRC	364	136
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	859	57
HK dollar denominated bank deposits with financial institutions in HK SAR	5	3
RMB denominated bank deposits with a financial institution in HK SAR	17	17
US dollar denominated bank deposits with a financial institution in the U.S.	259	53,225
Total	1,504	53,445

Schedule of Amortization of Intangible Assets	Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:
Useful lives
Brain-computer interface software	10 years

Schedule of Net Revenues

Net revenues from continuing operations recognized under ASC Topic 606 for the years ended December 31, 2024 and 2025 consist of the following:

	Year Ended December 31,
	2024	2025
	RMB	RMB

Brain-Computer Interface (BCI) revenue	—	1,040
Business taxes and surcharges	—	(1)
Total net revenues	—	1,039

Schedule of Concentrations of Risks

For the year ended December 31, 2025, two vendors accounted for over 55%, and 45% of the Company’s total cost of revenue. While for the year ended December 31, 2024, no vendors accounted for over 10% of the Company’s total cost of revenue, which were summarized below.

	December 31,
	2024	2025
Vendor A	—	55%
Vendor B	—	45%